CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	5 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Cash flows from (used in) operating activities:
Net loss	$ (31)	$ (5,134)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation	0	6,009
Amortization of deferred financing costs, fair value adjustments and other noncash expenses	0	52
Changes in operating assets and liabilities:
Increase in due from third party managers, net	0	(1,425)
Increase in other assets, net	0	(45)
Increase in accounts payable and accrued expenses	25	1,364
Net cash provided by (used in) operating activities	(6)	821
Cash flows used in investing activities:
Cash paid for the acquisition of hotel properties	0	(391,836)
Deposits and other disbursements for potential acquisitions	0	(433)
Capital improvements	0	(1,297)
Increase in capital improvement reserves	0	(74)
Net cash used in investing activities	0	(393,640)
Cash flows from financing activities:
Net proceeds (disbursements) related to issuance of Units	(318)	424,947
Distributions paid to common shareholders	0	(23,594)
Payments of notes payable	0	(273)
Deferred financing costs	0	(906)
Proceeds from (payments on) line of credit	400	(400)
Net cash provided by financing activities	82	399,774
Increase in cash and cash equivalents	76	6,955
Cash and cash equivalents, beginning of period	48	124
Cash and cash equivalents, end of period	124	7,079
Supplemental information:
Interest paid	3	713
Non-cash transactions:
Notes payable assumed in acquisitions	0	69,406
Other assets assumed in acquisitions	0	4,065
Other liabilities assumed in acquisitions	$ 0	$ 4,136